FINANCIAL HIGHLIGHTS	12 Months Ended
Dec. 31, 2022
FINANCIAL HIGHLIGHTS

9.	FINANCIAL HIGHLIGHTS

The computation of such ratios based on the amount of expenses and profit share allocation assessed to an individual partner’s capital account may vary from these ratios based on the timing of capital transactions. An individual partner’s returns may vary from these returns based on the timing of capital transactions.

Millburn Multi-Markets Trading L.P. [Member]
FINANCIAL HIGHLIGHTS

8.	FINANCIAL HIGHLIGHTS

The ratios are calculated based on 1) a limited partner that is charged a monthly management fee of 1/12 of 1.75% (1.75% per annum, fee reduced to 1.75% from 2.00%, effective April 1, 2021) and 20% of Trading Profits and 2) limited partners’ capital taken as a whole. The computation of such ratios based on the amount of expenses and profit share allocation assessed to an individual partner’s capital account may vary from these ratios based on the timing of capital transactions and differences in individual partner’s management fee, selling commission, and profit share allocation arrangements.

Returns are calculated based on 1) a limited partner that is charged a monthly management fee of 1/12 of 1.75% (1.75% per annum, fee reduced to 1.75% from 2.00%, effective April 1, 2021) and 20% of Trading Profits and 2) limited partners’ capital taken as a whole. An individual partner’s returns may vary from these returns based on the timing of capital transactions and differences in individual partners’ management fee, selling commission, and profit share allocation arrangements.